File Number 2-73775

                    Securities and Exchange Commission
                          Washington, D.C.  20549

                             Rule 24f-2 Notice
                                    of
        Lexington Short-Intermediate Government Securities Fund, Inc.




 (I)   Fiscal year for which this Notice is filed:

            January 1, 1995 to December 31, 1995

(II) Number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 under the Investment Company Act of 1940 but which remained unsold at the beginning of such fiscal year:

            None

(III) Number or amount of securities, if any, registered during such fiscal year other than pursuant to Rule 24f-2:

            None

(IV) Number or amount of securities sold during such fiscal year:

            111,571 shares *

 (V) Number or amount of securities sold during such fiscal year in reliance upon Rule 24f-2:

            111,571 shares

Exhibit:    Opinion of Kramer, Levin, Naftalis, Nessen, Kamin &
            Frankel

           -----------------------------------------------------

* The filing fee of $0 is calculated in accordance with Rule 24f-2(c) and Section 6 (b) of the Securities Act of 1933 and based on the following: the actual aggregate sales price of 111,571 shares sold during such fiscal year in reliance upon Rule 24f-2 was $1,099,075; the actual aggregate dollar amount of shares redeemed during the fiscal year was $7,380,855 none of which was previously used for reduction in filings made pursuant to Rule 24 (E) (1) and all of which is being used for such reductions under this notice.




                                 SIGNATURE



Pursuant to the requirements of Rule 24f-2, Lexington Short-Intermediate Government Securities Fund, Inc. has duly caused this Rule 24f-2 Notice to be signed on its behalf by the undersigned, thereunto duly authorized in Saddle Brook, New Jersey, on the 5th day of January, 1996.



Richard M. Hisey
____________________________
RICHARD M. HISEY
MANAGING DIRECTOR
CHIEF FINANCIAL OFFICER